Investment Objectives and Goals - Western Asset SMASh Series Core Plus Completion Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.